May 20, 2005	Mark L. Johnson

60 STATE STREET BOSTON, MA 02109 +1 617526 6038 +1 617 526 5000 fax mark.johnson@wilmerhale.com
VIA EDGAR SECURITIES AND EXCHANGE COMMISSION Division of Corporation Finance Judiciary Plaza 450 Fifth Street, N.W. Washington, DC 20549 Attention: Jeffrey P. Riedler

Re:	Registration Statement on Form S-3

File No. 333-124752

Ladies and Gentlemen:

On behalf of our client Centene Corporation (the “Company”), we have set forth below the response of the Company to the comment of the staff (the “Staff”) of the Securities and Exchange Commission set forth in a letter dated May 19, 2005 from Jeffrey P. Riedler, Assistant Director, to Michael F. Neidorff, Chairman and Chief Executive Officer of the Company. The comment letter relates to the Registration Statement on Form S-3 (File No. 333-124752) filed by the Company with the SEC on May 10, 2005. For convenient reference, we have included the Staff’s comment below in italics.

Comment:

Incorporation of Documents by Reference, page 1

1.	It appears that the Company has filed several Current Reports on Form 8-K since the beginning of the current fiscal year. Please revise your disclosure to specifically incorporate by reference all such reports deemed “filed” pursuant to the instructions of Form 8-K since December 31, 2004.

Response:

The Company has revised the disclosure on page 1 of the Form S-3 as requested.

Please do not hesitate to contact the undersigned (617-526-6038) with any questions regarding this response letter. Please be advised that the Company is filing on the date hereof an acceleration request with respect to the effectiveness of the Registration Statement on Form S-3.

Very truly yours,

/s/ Mark L. Johnson
Mark L. Johnson

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